Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
VOYA INVESTORS TRUST
VY® CBRE Real Estate Portfolio
(the “Portfolio”)
Supplement dated September 12, 2025
to the Portfolio’s Adviser Class, Institutional Class, Service Class, and Service 2 Class Shares’
Prospectus, dated May 1, 2025, as supplemented (the “Prospectus”)
On May 14, 2025, the Board of Trustees of Voya Investors Trust approved a proposal to change the classification of the Portfolio from “diversified” to “non-diversified,” as such terms are defined under the Investment Company Act of 1940, as amended (the “1940 Act”).
Shareholder approval is required to change the Portfolio’s classification from “diversified” to “non-diversified.” A proxy statement detailing the proposed change to the Portfolio’s diversification classification was mailed to the Portfolio’s shareholders on or about July 11, 2025. Shareholders approved the proposal to change the Portfolio’s diversification classification at a shareholder meeting held on September 11, 2025.
Effective November 1, 2025, the Portfolio’s Prospectus will be revised as follows:
1.The section entitled “Principal Investment Strategies” of the Portfolio’s Prospectus will be revised to include the following paragraph:
The Portfolio is non-diversified, which means that it may invest a significant portion of its assets in a single issuer.
2.The section entitled “Principal Risks” of the Portfolio’s Prospectus will be revised to include the following risk:
Issuer Non-Diversification: A non-diversified investment company is subject to the risks of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

VY(R) CBRE Real Estate Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
VOYA INVESTORS TRUST
VY® CBRE Real Estate Portfolio
(the “Portfolio”)
Supplement dated September 12, 2025
to the Portfolio’s Adviser Class, Institutional Class, Service Class, and Service 2 Class Shares’
Prospectus, dated May 1, 2025, as supplemented (the “Prospectus”)
On May 14, 2025, the Board of Trustees of Voya Investors Trust approved a proposal to change the classification of the Portfolio from “diversified” to “non-diversified,” as such terms are defined under the Investment Company Act of 1940, as amended (the “1940 Act”).
Shareholder approval is required to change the Portfolio’s classification from “diversified” to “non-diversified.” A proxy statement detailing the proposed change to the Portfolio’s diversification classification was mailed to the Portfolio’s shareholders on or about July 11, 2025. Shareholders approved the proposal to change the Portfolio’s diversification classification at a shareholder meeting held on September 11, 2025.
Effective November 1, 2025, the Portfolio’s Prospectus will be revised as follows:
1.The section entitled “Principal Investment Strategies” of the Portfolio’s Prospectus will be revised to include the following paragraph:
The Portfolio is non-diversified, which means that it may invest a significant portion of its assets in a single issuer.
2.The section entitled “Principal Risks” of the Portfolio’s Prospectus will be revised to include the following risk:
Issuer Non-Diversification: A non-diversified investment company is subject to the risks of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.